Note Employee benefits (Projected benefit payments to postretirement plan) (Detail) - Postretirement Health Care Benefit Plan $ in Thousands	Dec. 31, 2016 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2017	$ 6,365
2018	6,651
2019	6,924
2020	7,167
2021	7,424
2022- 2026	$ 40,683